Fair Value Measurements - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 14, 2018	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of earn-out contribution paid	$ 25,000,000
Cash earn-out as percentage of advisory fees (percent)	37.25%
Earn-out consideration limit as percentage of common equity invested (percent)	2.50%
Payment for contingent consideration		$ 0
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in amount of contingent liability		1,500,000
Estimated fair value of earn-out obligation		$ 2,919,000	$ 29,380,000